OTHER NOTES TO THE ACCOUNTS - Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Executive officers (including Non-Executive Directors)
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 21	$ 17	$ 16
Share-based payments expense	9	10	7
Pension and post-employment benefit entitlements	1	2	1
Total remunerations	31	29	24
Trading transactions - not been disclosed elsewhere in the financial statements
Disclosure of transactions between related parties [line items]
Transaction amount	$ 0	$ 0	$ 0